BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 1,632	$ 2,888
Trade payables and accrued expenses	$ 1,429	$ 2,415